UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: January 31, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

January 31, 2016

Short Term Yield Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 34.9%
Consumer Discretionary — 2.2%
Automobiles — 2.2%
BMW Finance NV, Senior Notes	0.667%	5/27/16	$800,000	$799,217	(a)
Nissan Motor Acceptance Corp., Senior Notes	0.972%	3/3/17	500,000	498,994	(a)(b)
Total Consumer Discretionary				1,298,211
Energy — 1.5%
Oil, Gas & Consumable Fuels — 1.5%
Chevron Corp., Senior Notes	0.532%	11/15/17	300,000	297,818	(a)
Shell International Finance BV, Senior Notes	0.921%	11/10/18	335,000	334,209	(a)
Shell International Finance BV, Senior Notes	0.806%	5/11/20	248,000	241,009	(a)
Total Energy				873,036
Financials — 27.4%
Banks — 22.3%
ANZ New Zealand International Ltd., Senior Notes	1.125%	3/24/16	525,000	525,366	(b)
Bank of America N.A., Senior Bonds	0.764%	5/8/17	300,000	299,406	(a)
Bank of Montreal, Senior Notes	1.217%	4/9/18	350,000	349,600	(a)
Bank of Nova Scotia, Senior Notes	1.142%	7/15/16	103,000	103,133	(a)
Bank of Nova Scotia, Senior Notes	0.922%	12/13/16	500,000	500,031	(a)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	0.772%	9/8/17	300,000	298,430	(a)(b)
BB&T Corp., Senior Notes	1.450%	1/12/18	275,000	274,184
BNP Paribas SA, Senior Notes	1.092%	12/12/16	300,000	300,152	(a)
BPCE SA, Senior Bonds	1.156%	6/17/17	300,000	299,476	(a)
BPCE SA, Senior Bonds	1.203%	6/23/17	250,000	249,304	(a)
BPCE SA, Senior Notes	1.625%	2/10/17	700,000	700,455
Commonwealth Bank of Australia, Senior Notes	0.732%	9/8/17	300,000	298,920	(a)(b)
Cooperatieve Rebobank U.A., Senior Notes	1.013%	3/18/16	750,000	750,130	(a)
Credit Agricole SA, Senior Notes	1.047%	6/12/17	300,000	299,356	(a)(b)
DNB Bank ASA, Senior Notes	3.200%	4/3/17	350,000	357,008	(b)
HSBC Bank PLC, Senior Notes	1.002%	5/15/18	300,000	299,061	(a)(b)
ING Bank NV, Senior Notes	4.000%	3/15/16	250,000	250,984	(b)
ING Bank NV, Senior Notes	1.302%	10/1/19	300,000	297,208	(a)(b)
JPMorgan Chase & Co., Senior Notes	1.027%	2/26/16	250,000	250,018	(a)
JPMorgan Chase & Co., Senior Notes	1.519%	1/25/18	300,000	300,284	(a)
Lloyds Bank PLC, Senior Notes	1.038%	3/16/18	255,000	254,038	(a)
Manufacturers & Traders Trust Co., Senior Bonds	0.697%	1/30/17	300,000	299,676	(a)
Mizuho Bank Ltd., Senior Notes	1.053%	9/25/17	300,000	298,354	(a)(b)
National Australia Bank Ltd., Senior Notes	1.259%	7/23/18	581,000	578,967	(a)(b)

See Notes to Financial Statements.

Short Term Yield Portfolio 2016 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

January 31, 2016

Short Term Yield Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Nordea Bank AB, Senior Notes	0.972%	4/4/17	$500,000	$499,303	(a)(b)
Royal Bank of Canada, Senior Notes	0.832%	3/8/16	190,000	189,987	(a)
Royal Bank of Canada, Senior Notes	0.882%	10/13/17	500,000	498,072	(a)
Standard Chartered PLC, Senior Notes	0.802%	9/8/17	300,000	297,132	(a)(b)
Sumitomo Mitsui Banking Corp., Senior Notes	1.359%	7/23/18	500,000	498,857	(a)
Svenska Handelsbanken AB, Senior Notes	1.020%	3/21/16	850,000	850,510	(a)
Toronto-Dominion Bank, Senior Notes	0.792%	7/13/16	700,000	699,502	(a)
Toronto-Dominion Bank, Senior Notes	0.872%	4/30/18	300,000	299,108	(a)
Wells Fargo & Co., Senior Notes	0.722%	9/8/17	300,000	298,633	(a)
Westpac Banking Corp., Senior Notes	0.823%	11/25/16	400,000	400,184	(a)
Total Banks				12,964,829
Capital Markets — 2.0%
Bank of New York Mellon Corp., Senior Notes	2.400%	1/17/17	300,000	303,597
Bank of New York Mellon Corp., Senior Notes	0.758%	5/22/18	260,000	258,083	(a)
Deutsche Bank AG, Senior Notes	0.882%	5/30/17	360,000	358,221	(a)
Macquarie Bank Ltd., Senior Notes	1.249%	10/27/17	229,000	227,919	(a)(b)
Total Capital Markets				1,147,820
Consumer Finance — 1.3%
American Express Credit Corp., Senior Notes	0.886%	9/22/17	300,000	297,787	(a)
Caterpillar Financial Services Corp., Senior Notes	0.562%	3/3/17	331,000	330,419	(a)
Toyota Motor Credit Corp., Senior Notes	0.941%	1/12/18	105,000	104,515	(a)
Total Consumer Finance				732,721
Diversified Financial Services — 1.3%
GE Capital International Funding Co., Senior Notes	0.964%	4/15/16	233,000	233,115	(b)
General Electric Capital Corp., Senior Bonds	5.400%	2/15/17	500,000	521,709
Total Diversified Financial Services				754,824
Insurance — 0.5%
Metropolitan Life Global Funding I, Secured Bonds	0.824%	7/14/16	300,000	299,794	(a)(b)
Total Financials				15,899,988
Health Care — 0.3%
Pharmaceuticals — 0.3%
Bayer U.S. Finance LLC, Senior Notes	0.892%	10/6/17	200,000	199,383	(a)(b)
Industrials — 2.0%
Machinery — 2.0%
John Deere Capital Corp., Senior Notes	0.721%	4/12/16	1,150,000	1,150,565	(a)
Information Technology — 0.9%
IT Services — 0.9%
International Business Machines Corp., Senior Notes	0.404%	2/5/16	500,000	499,996	(a)

See Notes to Financial Statements.

18	Short Term Yield Portfolio 2016 Semi-Annual Report

Short Term Yield Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Materials — 0.6%
Metals & Mining — 0.6%
Rio Tinto Finance USA PLC, Senior Notes	1.375%	6/17/16	$360,000	$359,760
Total Corporate Bonds & Notes (Cost — $20,335,464)				20,280,939
Asset-Backed Securities — 9.9%
Ally Master Owner Trust, 2014-5 A1	0.916%	10/15/19	310,000	309,188	(a)
American Express Credit Account Master Trust, 2012-4 A	0.666%	5/15/20	150,000	149,954	(a)
American Express Credit Account Master Trust, 2013-2 A	0.846%	5/17/21	150,000	150,192	(a)
Bank of America Credit Card Trust, 2014-A1 A	0.806%	6/15/21	245,000	244,783	(a)
Bank of America Credit Card Trust, 2014-A3 A	0.716%	1/15/20	620,000	620,432	(a)
Bank of America Credit Card Trust, 2015-A1 A	0.756%	6/15/20	150,000	150,068	(a)
BMW Floorplan Master Owner Trust, 2015-1A A	0.926%	7/15/20	350,000	349,137	(a)(b)
CarMax Auto Owner Trust, 2015-1 A2	0.880%	3/15/18	170,969	170,967
Discover Card Execution Note Trust, 2011-A4 A4	0.776%	5/15/19	310,000	310,307	(a)
Educational Funding of the South Inc., 2011-1 A2	1.269%	4/25/35	142,389	139,064	(a)
Fifth Third Auto Trust, 2014-2 A2B	0.586%	4/17/17	7,542	7,541	(a)
Ford Credit Floorplan Master Owner Trust, 2015-2 A2	0.996%	1/15/22	150,000	149,405	(a)
GMF Floorplan Owner Revolving Trust, 2015-1 A2	0.926%	5/15/20	400,000	398,808	(a)(b)
Golden Credit Card Trust, 2015-1A A	0.866%	2/15/20	260,000	259,658	(a)(b)
Hertz Fleet Lease Funding LP, 2013-3 A	0.974%	12/10/27	139,265	138,997	(a)(b)
Honda Auto Receivables Owner Trust, 2015-2 A3	1.040%	2/21/19	500,000	499,552
John Deere Owner Trust, 2015-A A2A	0.870%	2/15/18	195,647	195,561
Navient Student Loan Trust, 2014-AA A1	0.906%	5/16/22	102,020	101,845	(a)(b)
Nelnet Student Loan Trust, 2015-2A A1	0.697%	3/25/20	177,866	177,817	(a)(b)
Nissan Auto Lease Trust, 2014-B A2B	0.676%	4/17/17	172,425	172,318	(a)
SLM Student Loan Trust, 2010-1 A	0.827%	3/25/25	254,502	245,764	(a)
SLM Student Loan Trust, 2012-5 A2	0.727%	6/25/19	624,965	619,007	(a)
Toyota Auto Receivables Owner Trust, 2015-A A2	0.710%	7/17/17	188,545	188,459
Total Asset-Backed Securities (Cost — $5,771,108)				5,748,824
Collateralized Mortgage Obligations — 3.9%
Federal National Mortgage Association (FNMA), 2012-M11 FA	0.722%	8/25/19	144,011	144,290	(a)
Federal National Mortgage Association (FNMA), 2014-M5 FA	0.568%	1/25/17	71,539	71,486	(a)
Federal National Mortgage Association (FNMA), 2014-M6 FA	0.506%	12/25/17	215,993	215,373	(a)
Government National Mortgage Association (GNMA), 2010-H28 FE	0.651%	12/20/60	148,047	146,525	(a)
Government National Mortgage Association (GNMA), 2011-H05 FB	0.751%	12/20/60	257,250	254,937	(a)
Government National Mortgage Association (GNMA), 2011-H06 FA	0.701%	2/20/61	284,309	281,922	(a)

See Notes to Financial Statements.

Short Term Yield Portfolio 2016 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

January 31, 2016

Short Term Yield Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2011-H08 FG	0.731%	3/20/61	$152,650	$151,492	(a)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.751%	3/20/61	75,483	74,959	(a)
Government National Mortgage Association (GNMA), 2011-H19 FA	0.721%	8/20/61	74,415	73,800	(a)
Government National Mortgage Association (GNMA), 2012-H08 FA	0.851%	1/20/62	286,334	284,599	(a)
Government National Mortgage Association (GNMA), 2015-H26 FK	0.751%	10/20/65	587,353	586,958	(a)
Total Collateralized Mortgage Obligations (Cost — $2,296,959)				2,286,341
Total Investments before Short-Term Investments (Cost — $28,403,531)				28,316,104
Short-Term Investments — 51.9%
Bank Notes — 0.4%
Bank of America N.A. (Cost — $250,000)	0.330%	2/10/16	250,000	250,000
Certificates of Deposit — 18.5%
Bank of Montreal	0.556%	2/26/16	400,000	400,003	(a)
Bank of Montreal	0.664%	8/12/16	500,000	499,959	(a)
Bank of Tokyo-Mitsubishi UFJ NY	0.500%	3/18/16	500,000	500,000
Canadian Imperial Bank of Commerce	0.596%	2/8/16	300,000	300,000	(a)
Canadian Imperial Bank of Commerce	0.700%	6/3/16	750,000	750,171
Canadian Imperial Bank of Commerce	0.686%	6/2/17	500,000	499,037	(a)
HSBC Bank USA	0.683%	3/18/16	500,000	499,938	(a)
Landesbank Hessen-Thuringen	0.570%	2/19/16	500,000	500,017
Lloyds Bank PLC	0.800%	6/13/16	500,000	500,181
Mitsubishi UFJ Trust & Banking NY	0.750%	4/8/16	300,000	300,111
Mizuho Bank Ltd.	0.390%	2/22/16	850,000	850,000
Norinchukin Bank	0.578%	2/19/16	750,000	750,000	(a)
Norinchukin Bank	0.500%	3/22/16	300,000	300,000
Royal Bank of Canada NY	0.586%	2/17/16	350,000	349,994	(a)
Royal Bank of Canada NY	0.563%	3/18/16	400,000	399,873	(a)
Standard Chartered Bank NY	0.650%	2/26/16	300,000	300,000
State Street Bank & Trust Co.	0.594%	2/11/16	500,000	500,001	(a)
Sumitomo Mitsui Banking Corp.	0.400%	2/16/16	250,000	250,000
Sumitomo Mitsui Banking Corp.	0.938%	4/29/16	700,000	699,374	(a)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.650%	3/14/16	260,000	260,000
Svenska Handelsbanken NY	0.380%	2/12/16	500,000	500,006
Toronto Dominion Bank NY	0.800%	6/16/16	475,000	475,348
Westpac Banking Corp.	0.556%	2/16/16	400,000	399,988	(a)
Total Certificates of Deposit (Cost — $10,784,706)				10,784,001

See Notes to Financial Statements.

20	Short Term Yield Portfolio 2016 Semi-Annual Report

Short Term Yield Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — 32.8%
ABN AMRO Funding USA LLC	0.763%	6/7/16	$750,000	$748,421	(c)(d)
Anheuser-Busch InBev Worldwide Inc.	1.056%	7/8/16	800,000	797,653	(c)(d)
Anheuser-Busch InBev Worldwide Inc.	1.313%	10/7/16	500,000	497,102	(c)(d)
ASB Finance Ltd.	0.320%	2/12/16	300,000	299,971	(c)(d)
Australia & New Zealand Banking Group Ltd.	0.538%	5/4/16	482,000	482,006	(a)(d)
Bank of Nova Scotia	0.401%	3/9/16	250,000	249,897	(c)(d)
Bank of Nova Scotia	0.481%	4/7/16	500,000	499,583	(c)(d)
Bank of Nova Scotia	0.501%	5/11/16	250,000	249,610	(c)(d)
BNP Paribas NY Branch	0.802%	5/4/16	365,000	364,420	(c)
BNZ International Funding Ltd.	0.782%	5/3/16	250,000	249,694	(c)(d)
Coca-Cola Co.	1.040%	1/3/17	750,000	744,525	(c)(d)
Commonwealth Bank of Australia	0.601%	3/17/16	300,000	299,775	(c)(d)
Commonwealth Bank of Australia	0.844%	6/23/16	375,000	374,101	(c)(d)
CPPIB Capital Inc.	0.551%	3/8/16	750,000	749,587	(b)(c)
Credit Suisse NY	0.904%	7/26/16	500,000	497,745	(c)
Credit Suisse NY	1.006%	8/2/16	975,000	970,381	(c)
DBS Bank Ltd.	0.340%	2/3/16	500,000	499,991	(c)(d)
Electricite de France SA	1.535%	1/9/17	725,000	714,854	(c)(d)
JPMorgan Securities LLC	0.802%	5/6/16	250,000	249,659	(c)
JPMorgan Securities LLC	0.823%	5/27/16	145,000	144,733	(c)
JPMorgan Securities LLC	0.854%	7/18/16	250,000	249,194	(c)
JPMorgan Securities LLC	1.028%	10/13/16	500,000	496,983	(c)
Landesbank Hessen-Thuringen	0.501%	3/18/16	500,000	499,681	(c)(d)
Lloyds Bank PLC	0.501%	3/22/16	500,000	499,653	(c)
Nordea Bank AB	0.300%	2/2/16	500,000	499,996	(c)(d)
Ontario Teachers’ Finance Trust	1.007%	10/20/16	750,000	744,987	(c)(d)
Oversea-Chinese Banking Corp. Ltd.	0.601%	3/3/16	750,000	749,612	(c)
Oversea-Chinese Banking Corp. Ltd.	0.601%	3/16/16	250,000	249,817	(c)
Skandinaviska Enskilda Banken AB	0.320%	2/12/16	250,000	249,976	(c)(d)
Skandinaviska Enskilda Banken AB	0.500%	3/10/16	250,000	249,868	(c)(d)
Societe Generale SA	0.508%	3/2/16	400,000	399,883	(c)(d)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.501%	3/18/16	500,000	499,681	(c)(d)
Swedbank AB	0.340%	2/17/16	250,000	249,962	(c)
Toronto Dominion Holdings USA	0.956%	9/20/16	500,000	497,203	(c)(d)
Toyota Motor Credit Corp.	0.608%	3/14/16	250,000	250,000	(a)
UBS Finance Delaware LLC	0.531%	3/2/16	500,000	499,779	(c)
UBS Finance Delaware LLC	0.894%	6/30/16	750,000	747,836	(c)
United Overseas Bank Ltd.	0.330%	2/16/16	500,000	499,931	(c)(d)

See Notes to Financial Statements.

Short Term Yield Portfolio 2016 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

January 31, 2016

Short Term Yield Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
United Overseas Bank Ltd.	0.501%	2/22/16	$530,000	$529,845	(c)(d)
United Overseas Bank Ltd.	0.702%	5/11/16	600,000	599,167	(c)(d)
Virginia Electric and Power Co.	0.721%	2/1/16	100,000	100,000	(c)
Total Commercial Paper (Cost — $19,037,464)				19,046,762
Time Deposits — 0.2%
Credit Agricole Grand Cayman (Cost — $111,000)	0.290%	2/1/16	111,000	111,000
Total Short-Term Investments (Cost — $30,183,170)				30,191,763
Total Investments — 100.6% (Cost — $58,586,701#)				58,507,867
Liabilities in Excess of Other Assets — (0.6)%				(369,750)
Total Net Assets — 100.0%				$58,138,117

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Rate shown represents yield-to-maturity.

(d)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

22	Short Term Yield Portfolio 2016 Semi-Annual Report

Statement of assets and liabilities (unaudited)

January 31, 2016

Assets:
Investments, at value (Cost — $58,586,701)	$58,507,867
Cash	919
Interest receivable	65,062
Principal paydown receivable	706
Prepaid expenses	704
Total Assets	58,575,258

Liabilities:
Payable for securities purchased	399,839
Trustees’ fees payable	87
Accrued expenses	37,215
Total Liabilities	437,141
Total Net Assets	$58,138,117

Represented by:
Paid-in capital	$58,138,117

See Notes to Financial Statements.

Short Term Yield Portfolio 2016 Semi-Annual Report	23

Statement of operations (unaudited)

For the Six Months Ended January 31, 2016

Investment Income:
Interest	$174,514

Expenses:
Investment management fee (Note 2)	29,211
Audit and tax fees	19,770
Fund accounting fees	11,428
Legal fees	6,204
Custody fees	1,244
Trustees’ fees	552
Commitment fees (Note 5)	133
Miscellaneous expenses	5,989
Total Expenses	74,531
Less: Fee waivers and/or expense reimbursements (Note 2)	(29,211)
Net Expenses	45,320
Net Investment Income	129,194

Realized and Unrealized Loss on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(8,130)
Change in Net Unrealized Appreciation (Depreciation) From Investments	(43,568)
Net Loss on Investments	(51,698)
Increase in Net Assets From Operations	$77,496

See Notes to Financial Statements.

24	Short Term Yield Portfolio 2016 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended January 31, 2016 (unaudited) and the Period Ended July 31, 2015	2016	2015†

Operations:
Net investment income	$129,194	$84,888
Net realized loss	(8,130)	(2,028)
Change in net unrealized appreciation (depreciation)	(43,568)	(35,266)
Increase in Net Assets From Operations	77,496	47,594

Capital Transactions:
Proceeds from contributions	36,508	58,254,818
Value of withdrawals	(51,551)	(226,748)
Increase (Decrease) in Net Assets From Capital Transactions	(15,043)	58,028,070
Increase in Net Assets	62,453	58,075,664

Net Assets:
Beginning of period	58,075,664	—
End of period	$58,138,117	$58,075,664

†	For the period August 26, 2014 (inception date) to July 31, 2015.

See Notes to Financial Statements.

Short Term Yield Portfolio 2016 Semi-Annual Report	25

Financial highlights

For the years ended July 31, unless otherwise noted:
	2016[1]	2015[2]

Net assets, end of period (millions)	$58	$58
Total return[3]	0.12%	0.12%

Ratios to average net assets:
Gross expenses[4]	0.26%	0.41%
Net expenses[4,5]	0.16	0.20
Net investment income[4]	0.44	0.23

Portfolio turnover rate	20%	15%

[1]	For the six months ended January 31, 2016 (unaudited).

[2]	For the period August 26, 2014 (inception date) to July 31, 2015.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

26	Short Term Yield Portfolio 2016 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Short Term Yield Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At January 31, 2016, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

Short Term Yield Portfolio 2016 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among the market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

28	Short Term Yield Portfolio 2016 Semi-Annual Report

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes	—	$20,280,939	—	$20,280,939
Asset-backed securities	—	5,748,824	—	5,748,824
Collateralized mortgage obligations	—	2,286,341	—	2,286,341
Total long-term investments	—	$28,316,104	—	$28,316,104
Short-term investments†:
Bank notes	—	$250,000	—	$250,000
Certificates of deposit	—	10,784,001	—	10,784,001
Commercial paper	—	19,046,762	—	19,046,762
Time deposits	—	111,000	—	111,000
Total short-term investments	—	30,191,763	—	30,191,763
Total investments	—	$58,507,867	—	$58,507,867

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Method of allocation. Net investment income and net realized and unrealized gains and/or losses of the Portfolio are allocated pro rata, based on respective ownership interests, among investors in the Portfolio.

(d) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions

Short Term Yield Portfolio 2016 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(e) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Concentration risk. Under normal circumstances, the Portfolio will invest at least 25% of its assets in securities issued by companies in the financial services industry. The Portfolio is more susceptible to any economic, business, political, regulatory or other developments that adversely affect issuers in the financial services industry than a fund that does not concentrate its investments in the financial services industry.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(i) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of January 31, 2016, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income

30	Short Term Yield Portfolio 2016 Semi-Annual Report

tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

Expense amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended January 31, 2016, fees waived and/or expenses reimbursed amounted to $29,211.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive placement agent.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended January 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$4,691,199
Sales	4,751,308

At January 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,965
Gross unrealized depreciation	(91,799)
Net unrealized depreciation	$(78,834)

Short Term Yield Portfolio 2016 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

During the six months ended January 31, 2016, the Portfolio did not invest in derivative instruments.

5. Redemption facility

Effective November 24, 2015, the Portfolio and certain other participating funds within Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 22, 2016. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the period ended January 31, 2016, the Portfolio incurred a commitment fee in the amount of $133. The Portfolio did not utilize the Redemption Facility during the period ended January 31, 2016.

32	Short Term Yield Portfolio 2016 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 9-10, 2015, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Short Term Yield Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby Western Asset Short Term Yield Fund, the feeder fund in the Fund (the “Feeder Fund”), has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

Short Term Yield Portfolio	33

Board approval of management and subadvisory agreements (unaudited) (cont’d)

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and any organizational changes.

The Board noted that the Fund had recently commenced operations and thus had a relatively limited performance history. The Board also took into account the performance

34	Short Term Yield Portfolio

information regarding the Fund provided by management at regular meetings throughout the year. In addition, the Trustees noted that, in the future, they would receive and discuss with management performance information for the Fund and for a group of comparable funds selected by Lipper, Inc. (currently Broadridge Financial Solutions, Inc.) (“Lipper”), an independent provider of investment company data.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee and the actual management fees paid by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Feeder Fund’s share classes. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Lipper comparing the Feeder Fund’s contractual management fee (the “Contractual Management Fee”) and the Feeder Fund’s actual management fee (the “Actual Management Fee”) and the Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The Board considered that the Feeder Fund’s assets represent a significant portion of the Fund’s assets. The Board also considered that the Feeder Fund’s expense information reflected both management fees and total expenses payable by the Feeder Fund as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The information comparing the

Short Term Yield Portfolio	35

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Feeder Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of institutional funds (including the Feeder Fund) classified as short investment-grade debt funds and chosen by Lipper to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Feeder Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2017.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed previously by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Feeder Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that although the Feeder Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered, the Feeder Fund’s Contractual Management Fee is below the asset-weighted average of management fees paid by other funds in the same Lipper investment classification/objective at all asset levels. In addition, the Board noted that the Feeder Fund’s Contractual Management Fee and Actual Management Fee are each below the median of the expense group.

The Board determined that the management fee structure for the Fund, including breakpoints at the Feeder Fund level, was reasonable.

36	Short Term Yield Portfolio

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Feeder Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Short Term Yield Portfolio	37

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 22, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	March 22, 2016